Federated Clover Small Value Fund

A Portfolio of Federated Equity Funds

Class A Shares (TICKER VSFAX)
Class C Shares (TICKER VSFCX)
Class R Shares (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED november 30, 2011

Under the heading entitled, “Who Manages and Provides Services to the Fund?,” in the Portfolio Manager Information sub-section for Lawrence Creatura, please delete the line: Dollar value range of shares owned in the Fund: $50,001-$100,000 and replace it with the following:

Dollar value range of shares owned in the Fund: $100,001-$500,000.

April 12, 2012

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451142 (4/12)